FINANCING AND LOANS	12 Months Ended
Dec. 31, 2020
FINANCING AND LOANS
FINANCING AND LOANS

NOTE 11 - FINANCING AND LOANS

	Average Rate
	12/31/2020	12/31/2019	12/31/2020	12/31/2019
Itaipu	6.93	7.04	4,200,471	5,843,724
CEAL	3.45	7.28	1,505,962	1,564,724
Eletropaulo	3.75	6.96	1,008,052	1,314,107
Amazonas Energia (a)	5.78	7.38	3,998,324	3,949,748
CEPISA	2.50	5.42	571,127	746,427
Boa Vista	2.22	5.49	147,764	160,309
RGR Transfer (b)	—	5.00	—	1,101,161
Others	—	—	248,201	229,259
(-) ECL	—	—	(755,002)	(632,643)
Total			10,924,899	14,276,816

Principal			4,696,162	3,257,464
Charges			52,499	215,929
Current			4,748,661	3,473,393

Non-current			6,176,238	10,803,423

Total			10,924,899	14,276,816

Financing and loans granted are made with the Company's own resources and external resources raised through international development agencies, financial institutions and resulting from the launch of securities in the national and international financial market.

All financing and loans granted are supported by formal contracts signed with the borrowers. As for the amount, approximately 77% of receivables are expected to be amortized over the next five years, mostly in monthly installments, with the average interest rate being weighted by the portfolio balance of 5.55% per year.

The Company is the creditor of a loan with Itaipu with an exchange adjustment clause that represents 36% of the total consolidated portfolio (41% on December 31, 2019). The other financings and loans are expected to be updated based on the IGP-M and IPCA indexes.

a)Debt Renegotiation - Amazonas Energia

On December 18, 2020, the debt renegotiation of Amazonas Energia was approved, with Eletrobras, in the total amount of R$ 4,033,855 (R$ 3,998,324 at December 31, 2020). The debt represents the receivables that did remain with Eletrobras after the process of disposal of the Amazonas Energia. As a guarantee of the debt, Amazonas Energia will initially assign the recoverable fixed assets in progress (AIC) to Eletrobras, in the total amount of R$ 723,129, within the limit of the annual debt payment flow.

The amount of this guarantee is sufficient to cover the financial flow of the contract until the end of the grace period, considering the interest due until November 2021. With the beginning of the amortizations, the value of the AIC portion ceases to cover the total value of the portion, requiring an additional guarantee, to be offered by Amazonas Energia in December 2021, to cover the total amount of the remaining balance until March, February 2024.

After the end of the receipt of the AIC, scheduled to occur in March 2024, Amazonas Energia is obliged to present a new guarantee to cover the total amount of the remaining balance due, or, alternatively, a guarantee on the value of the installments due in the subsequent 12 months, which would need to be renewed each year, until all contracts are settled in May 2030.

b)Transfers from the Global Reversion Reserve - RGR

In addition to the abovementioned financing, Eletrobras, until April 30, 2017, was responsible for the management of RGR, a sectorial fund, having been responsible for granting financing, with the use of these resources, for the implementation of various sectoral programs. As of May 2017, with the enactment of Law 13.360 / 2016, CCEE took over this activity. However, there are still financing carried out before this date, due by third parties, managed by Eletrobras.

According to Decree 9.022 / 2017, which regulates the  abovementioned law, Eletrobras is not the guarantor of these operations taken by third parties, however, it is responsible for the contractual management of financing contracts with resources of RGR signed until November 2016, which shall be transferred to the RGR, within a period of up to five days, counted from the date of the effective payment by the debtor agent.

In December 2020, the Company's Management concluded that the amounts receivable from loans and financing granted with RGR funds to third parties no longer meet the definition of an asset since the Company no longer has control over these receivables and, for this reason, have been derecognised. In an ongoing act, the amounts transferred from RGR funds under the responsibility of third parties, and have a counterpart in the assets, were also derecognized because the Company no longer has a present obligation for the totality of the obligation, acting only as a repayment agent and such resources are not required. Eletrobras as long as the debtor agent does not make the payment.

RGR Transfer	12/31/2020	12/31/2019
Amazonas D	—	97,931
Global	—	180,647
CELPA	—	685,072
Others	—	137,511
		1,101,161
Liabilities
RGR CCEE	—	1,101,161

11.1 - Estimated Credit Loss - ECL Loans receivable

The changes in the provision for financing and loans granted by the Company for the years ended December 31, 2020, 2019 and 2018 are as follows:

	12/31/2020	12/31/2019	12/31/2018
Opening balance	632,643	307,655	268,920
(+) Complement	335,762	894,870	407,734
(-) Reversals	(213,403)	(569,882)	(369,000)
Final balance	755,002	632,643	307,655

Such provision volume is considered sufficient by the Company's management to cover expected losses on these assets, based on an analysis of the portfolio's behavior.

Accounting Policy

Loans receivable are financial assets initially recognized at fair value, subsequently measured at amortized cost, with fixed or determinable payments and an average interest rate, weighted by the balance of the portfolio, of 5.55% per year. The book value of these loans and financing receivable is reduced by an account reducing the expected credit loss for doubtful accounts. The Company adopted an individual analysis to calculate the expected credit loss. The constitution and reversal of the ECL is recorded in the income for the year as Operating Provisions.